Composition of Certain Financial Statement Captions - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment, net [Abstract]
Office and computer equipment		$ 1,279	$ 1,041
Leasehold improvements		1,682	1,686
Property and equipment – gross		2,961	2,727
Less accumulated depreciation		(662)	(402)
Property and equipment – net	$ 2,384	$ 2,299	$ 2,325